Leases - lease expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Operating lease cost	$ 2,637,923	$ 2,528,841
Short-term lease cost	399,191	508,273
Total lease cost	3,037,114	3,037,114
Supplemental cash flow information related to leases
Operating cash flows for operating leases	$ 2,096,515	$ 1,996,744